Reserves for Future Policy Benefits and Separate Account Liabilities	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Reserves for Future Policy Benefits and Separate Account Liabilities	Reserves for Future Policy Benefits and Separate Account LiabilitiesReserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for Future Policy Benefits
Successor Company
	Universal Life-Type Contracts
	VA GMDB/GMWB [1]	FIA Guarantees and Other [2]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [3]	Total Future Policy Benefits
Liability Balance, as of December 31, 2021	$340	$604	$4,605	$16,149	$21,698
Incurred	136	(25)	835	340	1,286
Paid	(106)	(84)	(66)	(801)	(1,057)
Change in unrealized investment gains and losses	—	(495)	—	—	(495)
Liability balance, as of December 31, 2022	$370	$—	$5,374	$15,688	$21,432
Reinsurance recoverable asset, as of December 31, 2021	$299	$—	$4,605	$10,135	$15,039
Incurred	92	—	835	154	1,081
Paid	(77)	—	(66)	(446)	(589)
Reinsurance recoverable asset, as of December 31, 2022	$314	$—	$5,374	$9,843	$15,531

Successor Company
	Universal Life-Type Contracts
	VA GMDB/GMWB [1]	FIA Guarantees and Other [2]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [3]	Total Future Policy Benefits
Liability balance, as of July 1, 2021	$346	$—	$4,394	$16,382	$21,122
Incurred [4]	38	604	240	253	1,135
Paid	(44)	—	(29)	(486)	(559)
Liability balance, as of December 31, 2021	$340	$604	$4,605	$16,149	$21,698
Reinsurance recoverable asset, as of July 1, 2021	$184	$—	$4,394	$5,422	$10,000
Incurred	152	—	240	4,845	5,237
Paid	(37)	—	(29)	(132)	(198)
Reinsurance recoverable asset, as of December 31, 2021	$299	$—	$4,605	$10,135	$15,039

Predecessor Company
	Universal Life-Type Contracts
	VA GMDB/ GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [3]	Total Future Policy Benefits
Liability balance, as of December 31, 2020	$460	$4,195	$13,970	$18,625
Incurred [4]	54	217	179	450
Paid	(50)	(18)	(319)	(387)
Liability balance, as of June 30, 2021	$464	$4,394	$13,830	$18,688
Reinsurance recoverable asset, as of December 31, 2020	$254	$4,195	$4,690	$9,139
Incurred [4]	35	217	78	330
Paid	(41)	(18)	(137)	(196)
Reinsurance recoverable asset, as of June 30, 2021	$248	$4,394	$4,631	$9,273
[1]    These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the GRB are embedded derivatives held at fair value and are excluded from these balances.
[2]    These liability balances include additional liabilities for expected annuitizations on two-tiered FIA's and GLWB's, as part of the Allianz reinsurance agreement entered into on December 30, 2021.
[3]    Represents life-contingent reserves for which the company is subject to insurance and investment risk.
[4]    Includes the portion of assessments established as additions to reserves, changes in estimates affecting the reserves and the amounts recoverable under modified coinsurance reinsurance agreements.

Account Value by GMDB/GMWB Type as of December 31, 2022 (Successor Company)
	Account Value (“AV”) [9]	Net amount at Risk (“NAR”) [10]	Retained Net Amount at Risk (“RNAR”) [10]	Weighted Average Attained Age of Annuitant
MAV [1]
MAV only	$9,984	$2,257	$302	74
With 5% rollup [2]	1,478	295	196	73
With earnings protection benefit rider (“EPB”) [3]	2,414	513	55	75
With 5% rollup & EPB	336	83	21	76
Total MAV	14,212	3,148	574
Asset protection benefit (“APB”) [4]	6,165	851	282	73
Lifetime income benefit (“LIB”) – death benefit [5]	258	4	2	76
Reset (5-7 years) [6]	2,122	96	56	72
Return of premium (“ROP”) /other [7]	10,097	105	62	71
Variable annuity without GMDB [8]	2,611	—	—	73
Subtotal variable annuity [11]	$35,465	$4,204	$976	73
Less: general account value	2,983
Subtotal separate account liabilities with GMDB	32,482
Separate account liabilities - other	62,393
Less:
Separate account assets assumed under modified coinsurance [12]	6,613
Separate account base contract assets not reinsured [12]	1,007
Total separate account liabilities	$87,255
[1]    MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).
[2]    Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.
[3]    EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.
[4]    APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).
[5]    LIB GMDB is the greatest of current AV; net premiums paid; or, for certain contracts, a benefit amount generally based on market performance that ratchets over time.
[6]    Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).
[7]    ROP GMDB is the greater of current AV and net premiums paid.
[8]    Includes account value for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.
[9]    AV includes the contract holder’s investment in the separate account and the general account.
[10]    NAR is defined as the guaranteed minimum death benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.
[11]    Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $8.6 billion of total account value and weighted average attained age of 72 years. There is no NAR or retained NAR related to these contracts.
[12] Adjustment to remove AV for separate accounts that are not reflected on the Consolidated Balance Sheets, as they were assumed on a modified coinsurance basis and/or the Company has only reinsured certain associated GMDB and GMWB riders on a coinsurance basis.

Account Balance Breakdown of Variable Separate Account Investments for Contracts with Guarantees
	Successor Company
Asset Type	December 31, 2022	December 31, 2021
Equity securities (including mutual funds)	$24,548	$33,240
Cash and cash equivalents [1]	1,321	1,362
Total [2]	$25,869	$34,602
[1]    Represents an allocation of the portfolio holdings.
[2]    Includes $2.6 billion and $3.0 billion of account value as of December 31, 2022 (Successor Company) and 2021 (Successor Company), respectively, for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.
As of December 31, 2022 (Successor Company) and 2021 (Successor Company), approximately 18% and 17%, respectively, of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 82% and 83%, respectively, were funds invested in equity securities.
For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.